Putnam Small Cap Growth Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value
Aerospace and defense (0.6%)
Leonardo DRS, Inc.(NON)	480,660	$10,617,779

		10,617,779
Banks (1.0%)
Bancorp, Inc. (The)(NON)	541,963	18,134,082

		18,134,082
Beverages (0.9%)
Celsius Holdings, Inc.(NON)	187,700	15,564,084

		15,564,084
Biotechnology (6.9%)
Ascendis Pharma A/S ADR (Denmark)(NON)	87,100	13,166,907
Cytokinetics, Inc.(NON)	344,800	24,173,928
Halozyme Therapeutics, Inc.(NON)	241,600	9,828,288
Insmed, Inc.(NON)	371,300	10,073,369
Krystal Biotech, Inc.(NON)	50,100	8,914,293
Rhythm Pharmaceuticals, Inc.(NON)	193,600	8,388,688
Vaxcyte, Inc.(NON)	230,600	15,752,286
Viking Therapeutics, Inc.(NON)	306,000	25,092,000
Xenon Pharmaceuticals, Inc. (Canada)(NON)	234,200	10,082,310

		125,472,069
Building products (1.7%)
Simpson Manufacturing Co., Inc.	145,575	29,869,079

		29,869,079
Capital markets (1.6%)
Hamilton Lane, Inc. Class A	142,585	16,077,885
StepStone Group, Inc. Class A	347,007	12,402,030

		28,479,915
Commercial services and supplies (2.1%)
Brink's Co. (The)	148,000	13,672,240
Clean Harbors, Inc.(NON)	116,700	23,492,877

		37,165,117
Construction and engineering (5.4%)
Comfort Systems USA, Inc.	152,400	48,419,004
Dycom Industries, Inc.(NON)	83,900	12,042,167
EMCOR Group, Inc.	107,900	37,786,580

		98,247,751
Construction materials (3.3%)
Eagle Materials, Inc.	128,500	34,919,875
Knife River Corp.(NON)	314,400	25,491,552

		60,411,427
Diversified consumer services (1.5%)
Duolingo, Inc.(NON)	123,000	27,131,340

		27,131,340
Electrical equipment (1.6%)
Atkore, Inc.(S)	150,075	28,568,277

		28,568,277
Electronic equipment, instruments, and components (1.0%)
Fabrinet (Thailand)(NON)	13,600	2,570,672
Novanta, Inc.(NON)	93,105	16,271,961

		18,842,633
Energy equipment and services (2.9%)
ChampionX Corp.	511,600	18,361,324
Liberty Energy, Inc.(S)	271,557	5,626,661
Oceaneering International, Inc.(NON)	416,600	9,748,440
Weatherford International PLC(NON)	162,000	18,698,040

		52,434,465
Ground transportation (3.2%)
Saia, Inc.(NON)	52,061	30,455,685
TFI International, Inc. (Canada)	166,700	26,582,407

		57,038,092
Health care equipment and supplies (2.8%)
Axonics, Inc.(NON)	22,200	1,531,134
CONMED Corp.	109,700	8,784,776
InMode, Ltd. (Israel)(NON)	197,698	4,272,254
Lantheus Holdings, Inc.(NON)	296,100	18,429,264
Merit Medical Systems, Inc.(NON)	241,900	18,323,925

		51,341,353
Health care providers and services (3.7%)
Encompass Health Corp.	393,300	32,478,714
NeoGenomics, Inc.(NON)	653,887	10,279,104
Option Care Health, Inc.(NON)	303,400	10,176,036
Progyny, Inc.(NON)	387,800	14,794,570

		67,728,424
Health care technology (0.9%)
Evolent Health, Inc. Class A(NON)	516,400	16,932,756

		16,932,756
Hotels, restaurants, and leisure (2.6%)
Churchill Downs, Inc.	158,100	19,564,875
Texas Roadhouse, Inc.	181,200	27,989,964

		47,554,839
Household durables (4.3%)
Century Communities, Inc.	184,400	17,794,600
Installed Building Products, Inc.	145,900	37,748,707
M/I Homes, Inc.(NON)	157,980	21,531,094

		77,074,401
Insurance (2.2%)
Kinsale Capital Group, Inc.	75,454	39,593,732

		39,593,732
Life sciences tools and services (2.2%)
Medpace Holdings, Inc.(NON)	99,900	40,374,585

		40,374,585
Machinery (2.9%)
Federal Signal Corp.	308,800	26,207,856
RBC Bearings, Inc.(NON)(S)	96,637	26,125,813

		52,333,669
Metals and mining (2.6%)
ATI, Inc.(NON)	455,700	23,318,169
Carpenter Technology Corp.	324,317	23,162,720

		46,480,889
Oil, gas, and consumable fuels (0.9%)
Northern Oil and Gas, Inc.	421,500	16,725,120

		16,725,120
Personal care products (3.1%)
BellRing Brands, Inc.(NON)	458,700	27,077,061
e.l.f. Beauty, Inc.(NON)	146,600	28,737,998

		55,815,059
Pharmaceuticals (1.6%)
Arvinas, Inc.(NON)	195,800	8,082,624
Axsome Therapeutics, Inc.(NON)(S)	98,400	7,852,320
Intra-Cellular Therapies, Inc.(NON)	188,800	13,064,960

		28,999,904
Professional services (5.0%)
ICF International, Inc.	173,709	26,165,787
Maximus, Inc.	101,962	8,554,612
Parsons Corp.(NON)	337,044	27,957,800
Verra Mobility Corp.(NON)	1,136,852	28,387,194

		91,065,393
Real estate management and development (1.0%)
Colliers International Group, Inc. (Canada)	144,280	17,635,702

		17,635,702
Semiconductors and semiconductor equipment (7.1%)
Axcelis Technologies, Inc.(NON)	71,400	7,962,528
Camtek, Ltd. (Israel)(NON)(S)	287,745	24,104,399
FormFactor, Inc.(NON)	269,000	12,274,470
Nova, Ltd. (Israel)(NON)(S)	180,497	32,016,558
Onto Innovation, Inc.(NON)	169,200	30,638,736
Rambus, Inc.(NON)	353,600	21,856,016

		128,852,707
Software (12.3%)
Altair Engineering, Inc. Class A(NON)	270,200	23,277,730
AppFolio, Inc. Class A(NON)	40,400	9,968,296
Braze, Inc. Class A(NON)	201,300	8,917,590
Descartes Systems Group, Inc. (The) (Canada)(NON)	329,800	30,186,594
Freshworks, Inc. Class A(NON)	401,600	7,313,136
Intapp, Inc.(NON)	185,755	6,371,397
Manhattan Associates, Inc.(NON)	124,600	31,178,658
MicroStrategy, Inc. Class A(NON)(S)	17,666	30,112,757
Sprout Social, Inc. Class A(NON)	192,700	11,506,117
SPS Commerce, Inc.(NON)	101,900	18,841,310
Tenable Holdings, Inc.(NON)	370,800	18,328,644
Vertex, Inc. Class A(NON)	814,282	25,861,596

		221,863,825
Specialty retail (3.4%)
Boot Barn Holdings, Inc.(NON)(S)	185,728	17,672,019
Five Below, Inc.(NON)	90,047	16,332,725
Murphy USA, Inc.	66,800	28,002,560

		62,007,304
Technology hardware, storage, and peripherals (3.5%)
Super Micro Computer, Inc.(NON)(S)	62,552	63,179,397

		63,179,397
Trading companies and distributors (1.3%)
Applied Industrial Technologies, Inc.	117,358	23,184,071

		23,184,071

Total common stocks (cost $1,112,476,547)		$1,756,719,240

SHORT-TERM INVESTMENTS (9.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.57%(AFF)	129,718,171	$129,718,171
Putnam Short Term Investment Fund Class P 5.50%(AFF)	46,140,623	46,140,623

Total short-term investments (cost $175,858,794)		$175,858,794
TOTAL INVESTMENTS

Total investments (cost $1,288,335,341)		$1,932,578,034

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,810,023,070.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$72,570,305	$511,748,979	$454,601,113	$3,804,582	$129,718,171
	Putnam Short Term Investment Fund Class P‡	55,246,634	244,172,857	253,278,868	1,389,443	46,140,623

	Total Short-term investments	$127,816,939	$755,921,836	$707,879,981	$5,194,025	$175,858,794
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $129,718,171 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $123,258,810.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$213,767,884	$—	$—
Consumer staples	71,379,143	—	—
Energy	69,159,585	—	—
Financials	86,207,729	—	—
Health care	330,849,091	—	—
Industrials	428,089,228	—	—
Information technology	432,738,562	—	—
Materials	106,892,316	—	—
Real estate	17,635,702	—	—

Total common stocks	1,756,719,240	—	—
Short-term investments	—	175,858,794	—

Totals by level	$1,756,719,240	$175,858,794	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com